Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.31513%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,058,589.64

Principal:
Principal Collections	$26,077,344.34
Prepayments in Full	$13,539,153.65
Liquidation Proceeds	$403,932.45
Recoveries	$49,113.85
Sub Total	$40,069,544.29
Collections	$42,128,133.93

Purchase Amounts:
Purchase Amounts Related to Principal	$152,676.07
Purchase Amounts Related to Interest	$421.59
Sub Total	$153,097.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,281,231.59

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	22
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,281,231.59
Servicing Fee	$740,852.27	$740,852.27	$0.00	$0.00	$41,540,379.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,540,379.32
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$41,540,379.32
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$41,540,379.32
Interest - Class A-3 Notes	$862,734.94	$862,734.94	$0.00	$0.00	$40,677,644.38
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$40,358,360.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,358,360.38
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$40,249,927.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,249,927.46
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$40,173,031.63
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,173,031.63
Regular Principal Payment	$36,797,250.71	$36,797,250.71	$0.00	$0.00	$3,375,780.92
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,375,780.92
Residual Released to Depositor	$0.00	$3,375,780.92	$0.00	$0.00	$0.00
Total		$42,281,231.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,797,250.71
Total					$36,797,250.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$36,797,250.71	$66.03	$862,734.94	$1.55	$37,659,985.65	$67.58
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$36,797,250.71	$19.94	$1,367,347.69	$0.74	$38,164,598.40	$20.68

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$515,065,636.56	0.9242161	$478,268,385.85	0.8581884
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$784,725,636.56	0.4251735	$747,928,385.85	0.4052363

Pool Information
Weighted Average APR	2.767%	2.767%
Weighted Average Remaining Term	38.62	37.81
Number of Receivables Outstanding	49,794	48,621
Pool Balance	$889,022,721.16	$848,422,062.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$824,987,546.19	$787,581,285.60
Pool Factor	0.4451026	0.4247753

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$60,840,776.87
Targeted Overcollateralization Amount	$100,493,676.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,493,676.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$427,552.18
(Recoveries)		100	$49,113.85
Net Loss for Current Collection Period			$378,438.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5108%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3729%
Second Prior Collection Period			0.3204%
Prior Collection Period			0.4273%
Current Collection Period			0.5228%
Four Month Average (Current and Prior Three Collection Periods)			0.4108%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2909	$10,361,818.53
(Cumulative Recoveries)			$1,283,506.10
Cumulative Net Loss for All Collection Periods			$9,078,312.43
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4545%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,561.99
Average Net Loss for Receivables that have experienced a Realized Loss			$3,120.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	429	$9,171,430.89
61-90 Days Delinquent	0.13%	50	$1,109,042.43
91-120 Days Delinquent	0.05%	15	$401,691.43
Over 120 Days Delinquent	0.07%	25	$557,659.07
Total Delinquent Receivables	1.32%	519	$11,239,823.82

Repossession Inventory:
Repossessed in the Current Collection Period		35	$778,318.28
Total Repossessed Inventory		47	$1,099,480.10

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1725%
Prior Collection Period			0.1667%
Current Collection Period			0.1851%
Three Month Average			0.1748%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2438%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	August 2019
Payment Date	9/16/2019
Transaction Month	22

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer